SHARE BASED PAYMENTS - Binomial option pricing model (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	39.90%
Risk-free interest rate (per annum)	2.13%
Exercise multiples	2.2
Expected dividend yield	0.00%
Expected term (in years)	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the underlying shares on the date of option grants (in US$)	$ 1.23
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the underlying shares on the date of option grants (in US$)	$ 1.46